SUBSEQUENT EVENTS (Details Narrative) (USD $)	3 Months Ended	1 Months Ended
	Sep. 19, 2014 Share Sub Agmts	May 08, 2014 Common Stock Payable Unissued
Issue of shares	406,665	76,550
Issue of shares, value	$ 376,995	$ 81,050